WARRANTS - Issued with Series A Preferred Stock (Details) $ / shares in Units, $ in Thousands		3 Months Ended
	Jan. 26, 2017 USD ($) $ / shares shares	Mar. 31, 2019 USD ($)	Dec. 31, 2017 Y Rate
Warrants
Warrants to purchase common stock (in dollars) | $		$ 80
Warrants Issued with Series A Preferred Stock
Warrants
Warrants to purchase common stock (in shares) | shares	309,389
Warrants to purchase common stock (in dollars) | $	$ 200
Exercise price (in dollars per share) | $ / shares	$ 2.49
2017 Warrants | Warrants Issued with Series A Preferred Stock | Contractual term (in years)
Warrants
Measurement input | Y			10.0
2017 Warrants | Warrants Issued with Series A Preferred Stock | Volatility
Warrants
Measurement input			0.7695
2017 Warrants | Warrants Issued with Series A Preferred Stock | Risk-free interest rate
Warrants
Measurement input			0.0262
2017 Warrants | Warrants Issued with Series A Preferred Stock | Dividend yield
Warrants
Measurement input			0.0000